INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	December 31, 2015	9 month period ended December 31, 2014
	$	$
Components of net loss before income taxes consists of the following:
U.S.	(2,372,510)	-
Canada	(3,221,396)	(2,464,747)
	(5,593,906)	(2,464,747)

	2015	2014
	$	$
Net loss for the period before recovery of income taxes	(5,593,906)	(2,464,747)

Statutory rate	35%	26.5%
Expected income tax recovery	(1,957,867)	(653,158)
Tax rate changes and other basis adjustments	364,651	(29,109)
Stock-based compensation	587,381	-
Non-deductible expenses	57,625	193,305
Change in valuation allowance	948,210	488,962

Recovery of income taxes	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax reflects the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities and consisted of the following:

	2015	2014
	$	$
Property and equipment	47,495	36,940
Share issue costs	3,877	162,350
SR&ED pool	340,585	7,137
Other	39,947	18,621
Non-capital losses - Canada	1,149,389	812,522
Net operating losses - U.S.	404,487	-
Valuation allowance	(1,985,780)	(1,037,570)

	-	-

Summary of Income Tax Examinations [Table Text Block]
The following describes the open tax years, by major tax jurisdiction, as of December 31, 2015.

United States - Federal	2013 - present
United States - State	2013 - present
Canada - Federal	2012 - present
Canada - Provincial	2012 - present